Note 3 - Related Party Transactions (Details) - Since Inception	4 Months Ended
Oct. 09, 2020 shares
Related Party Transaction #1
Sale of Stock, Transaction Date	Sep. 09, 2020
Stock Issued During Period, Shares, New Issues	5,100,000
Related Party Transaction #2
Sale of Stock, Transaction Date	Sep. 09, 2020
Stock Issued During Period, Shares, New Issues	10,000,000